Description of Business and Significant Accounting Policies - Related Party Transactions (Details) (Bradesco [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Term of agreement	5 years
Revenues with related party	$ 145	$ 35
Receivables outstanding from related party	$ 9	$ 14
Maximum [Member]
Related Party Transaction [Line Items]
ATM to be purchased by related party	30,000